Reconciliation of Defined Benefit Pension Plans Obligations, Assets and Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation:
Actuarial loss/(gain)	$ 5
Change in plan assets:
Under funded status of the plans		$ 497
Pension Plan
Change in benefit obligation:
Projected benefit obligation, beginning of period		$ 166	$ 156	$ 146
Service cost			6	6
Interest cost			5	5
Actuarial loss/(gain)			33	(3)
Benefit payments			(5)	(5)
Settlements			(3)	(2)
Foreign exchange and other			(26)	9
Projected benefit obligation, end of period			166	156
Change in plan assets:
Employer contributions			8	7
Settlements			(3)	(2)
Benefits paid			(5)	(5)
Fair value of plan assets, end of year			0	0
Under funded status of the plans			(166)	(156)
Amounts recognized in the combined balance sheets:
Current liability			(5)	(6)
Noncurrent liability			(161)	(150)
Net liability recognized at December 31			$ (166)	$ (156)